Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

Colliers International Group Inc. (“Colliers” or the “Company”) provides commercial real estate services to corporate and institutional clients in 32 countries around the world (66 countries including affiliates and franchisees). Colliers’ primary services are outsourcing and advisory services, lease brokerage, and sales brokerage. Operationally, Colliers is organized into three geographic regions – Americas, Europe, Middle East and Africa (“EMEA”); and Asia Pacific.

On June 1, 2015, “old” FirstService Corporation (“Old FSV”) completed a plan of arrangement (the “Spin-off) which separated Old FSV into two independent public companies – Colliers and “new” FirstService Corporation (“FirstService”). Under the Spin-off, Old FSV shareholders received one Colliers share and one FirstService share of the same class as each Old FSV share previously held.

The historical operations of FirstService, including its results of operations, cash flows, and related assets and liabilities have been reclassified as discontinued operations for all periods presented herein (see note 4).